Employee Benefits (Details Textual)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Description of any retirement benefit plan termination terms	Terminate the employment of 163 permanent employees in each of the years 2015-2021
Description of retirement benefit plan	In 2017, expenses of the early retirement plan amounted to NIS 23.
Actuarial assumptions discount rate	0.50%
Actuarial assumptions future salary increase	0.50%
Actuarial assumptions employees leaving rate	5.00%